RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Management fees	$ 168,000	$ 205,000	$ 270,000
Professional fees	150,585	189,796	$ 159,593
Number of shares issued			3,480,000
Number of shares issued, value		2,404,000	$ 626,000
Due to related parties	0	0	0
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Management fees	168,000	150,000	150,000
Bonus award		35,000
Former president and chief executive officer [member]
IfrsStatementLineItems [Line Items]
Management fees		20,000	120,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Bonus award		30,000
Professional fees	124,200	120,000	120,000
Chief technology officer [member]
IfrsStatementLineItems [Line Items]
Bonus award		35,000
Consulting fees	$ 168,000	$ 127,500	$ 120,000
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,900,000
Number of shares issued, value			$ 47,500